NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Short-term Investments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Details
Short-term investments	$ 28,233,035	$ 0
Interest Revenue (Expense), Net	$ 517,359	$ 0	$ 0